Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 1,264,639		$ 689,158
Cost of Sales	1,149,898		626,285
Gross Profit	114,741		62,873
General and administrative expenses	61,084		42,913
Marketing expenses	57,477		38,611
Research and development expenses	12,156		7,359
Settlement of litigation	9,250
Operating Expenses	139,967	[1],[2]	88,883	[3],[4]
Operating Loss	(25,226)		(26,010)
Other income (expenses), net	496		(587)
Finance expenses, net	(1,723)		(619)
Net Loss	(26,453)		(27,216)
Net income attributable to noncontrolling interests	88		285
Net Loss Attributable to the Owners of the Company	(26,541)		(27,501)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain on investments in financial assets	81		330
Foreign currency translation adjustment	794		(28)
Total Comprehensive Loss Attributable to Owners of the Company	(25,666)		(27,199)
Total Comprehensive Income Attributable to Non-Controlling Interest	88		285
Total Comprehensive Loss	$ (25,578)		$ (26,914)
Loss per share
Basic loss per share	$ (0.14)		$ (0.15)
Diluted loss per share	$ (0.14)		$ (0.15)
Weighted-average shares, basic	191,172		178,127
Weighted-average shares, diluted	191,172		178,127

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately 42,727 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Operating expenses includes Revenue share expense of approximately 27,905 thousand and is recorded in the North American Brokerage segment.